Document And Entity Information	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity Registrant Name	Gritstone bio, Inc.
Entity Central Index Key	0001656634
Entity Emerging Growth Company	true
Securities Act File Number	001-38663
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4859534
Entity Address, Address Line One	5959 Horton Street, Suite 300
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	871-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GRTS
Security Exchange Name	NASDAQ